CASH FLOW INFORMATION - Net changes in non-cash operating working capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Adjustments to reconcile profit (loss) [abstract]
Accounts receivable	$ (175)	$ (177)
Inventories	(151)	230
Prepaid expenses and deposits	(156)	(137)
Accounts payable	467	556
Net changes in non-cash operating working capital	$ (15)	$ 472